FINANCIAL INSTRUMENTS ISSUED AND ASSUMED IN TRANSACTIONS (Details)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 14, 2022 shares	Sep. 18, 2024 shares	Sep. 30, 2024 USD ($) ₪ / shares $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) Days $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	May 30, 2023 ₪ / shares	May 30, 2023 $ / shares
Investment Holdings, Other than Securities [Line Items]
Payment paid in cash or via conversion of outstanding amounts into ordinary shares						$ 412,000	$ 412,000	$ 2,264,000
Number of shares automatically converted upon closing of transactions | shares	7,037
Warrants price per share | (per share)							$ 547.047		₪ 222.921	$ 222.921
EarlyBird Capital, Inc. [Member] | Underwriters Promissory Note [Member]
Investment Holdings, Other than Securities [Line Items]
Fee payble paid for IPO					$ 1,600,000
Net proceeds from IPO					350,000
Payment paid in cash or via conversion of outstanding amounts into ordinary shares					$ 1,250,000
Convertible note interest rate					0.06
Unpaid interest rate on principal amount					15.00%
Percentage of gross proceeds by equity financings maturity date					10.00%
Weighted average price of ordinary shares					95.00%
Underwriters promissory note					$ 100,000
A&R Sponsor Promissory Note [Member] | Sponsor Promissory Note [Member]
Investment Holdings, Other than Securities [Line Items]
Net proceeds from IPO					$ 3,433,000
Convertible note interest rate					0.30
Minimum conversion amount			$ 100,000	$ 100,000	$ 100,000
Minimum conversion price per share | $ / shares					$ 10
Number of consecutive trading days prior to conversion date | Days					20
Greenstar Lp [Member] | PIPE Financing [Member]
Investment Holdings, Other than Securities [Line Items]
Amount raised by private investment					$ 2,000,000
Number of ordinary shares newly issued | shares					22,223
Ordinary price per share | $ / shares			$ 90	$ 90	$ 90
Number of shares automatically converted upon closing of transactions | shares					22,223
White Lion Capital, LLC [Member] | ELOC Financing [Member]
Investment Holdings, Other than Securities [Line Items]
Payment to sell private placement transactions					$ 15,000,000
Percentage of ordinary shares outstanding			97.00%	97.00%	97.00%
Issuance of consideration for commitments					$ 337,500
Number of ordinary commitment shares | shares		40,602
Issuance expenses					$ 52,000
Number of ordinary shares sold | shares				116,667
Average prrice per share | ₪ / shares			$ 6.255
Net fees				$ 20,000
Net proceeds from sale				$ 620,000
Minimum sales percentage on total number of ordinary shares outstanding					19.99%
New Warrant Agreement [Member] | SPAC Warrants [Member]
Investment Holdings, Other than Securities [Line Items]
Number of public warrants | shares					638,889
Number of private warrants | shares					21,112
Warrants price per share | $ / shares			$ 103.5	$ 103.5	$ 103.5
Warrant exercisable descpription					Each Warrant became exercisable 30 days after the Closing and will expire after five years after the completion of the Closing or earlier upon redemption (only in the case of the Public Warrants) or liquidation.
Warrant exercisable redemption descpription					Once the Public Warrants became exercisable, the Company may redeem them in whole and not in part at a price of $0.09 per Warrant upon a minimum of 30 days’ prior written notice of redemption, if and only if the last reported sale price of the Company’s ordinary shares equals or exceeds $162.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the Public Warrant holders.